Share-Based Compensation - Summary of Restricted Stock Units Granted Under The Plan (Details) - Restricted Stock Units - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Stock Units, Beginning balance		3,839,000	3,719,000	3,509,000
Number of Restricted Stock Units, Granted		3,572,000	2,511,000	2,588,000
Number of Restricted Stock Units, Forfeit		(325,000)	(489,000)	(284,000)
Number of Restricted Stock Units, Settled	[1]	(1,733,000)	(1,902,000)	(2,094,000)
Number of Restricted Stock Units, Ending balance		5,353,000	3,839,000	3,719,000
Weighted Average Grant Date Fair Value, Beginning balance		$ 6.7	$ 6.32	$ 6.94
Weighted average grant date fair value, Granted		5.1	6.75	4.9
Weighted Average Grant Date Fair Value, Forfeit		6.41	6.58	6.61
Weighted Average Grant Date Fair Value, Settled	[1]	6.89	6.05	5.57
Weighted Average Grant Date Fair Value, Ending balance		$ 5.58	$ 6.7	$ 6.32
Loja Integrada Share Based Compensation Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Stock Units, Beginning balance		188,890	240,880	285,280
Number of Restricted Stock Units, Granted		110,510	47,030.00	115,000
Number of Restricted Stock Units, Forfeit		(66,220)	(500)	(82,250)
Number of Restricted Stock Units, Settled	[2]	(81,870)	(98,520)	(77,150)
Number of Restricted Stock Units, Ending balance		151,310	188,890	240,880
Weighted Average Grant Date Fair Value, Beginning balance		$ 5.51	$ 6.49	$ 6.42
Weighted average grant date fair value, Granted		6.05	4.11	5.1
Weighted Average Grant Date Fair Value, Forfeit		4.86	7.51	5.49
Weighted Average Grant Date Fair Value, Settled	[2]	5.6	5.17	7.17
Weighted Average Grant Date Fair Value, Ending balance		$ 6.07	$ 5.51	$ 6.49

[1]	The number of RSUs withheld for tax purposes was 458 thousand shares (417 thousand shares in 2024 and 603 thousand shares in 2023).
[2]	The number of RSUs withheld for tax purposes was 21 thousand shares (11 thousand shares in 2024 and 4 thousand shares in 2023).